THE HUNTINGTON FUNDS

HUNTINGTON INCOME GENERATION FUND

CLASS C SHARES

TRUST SHARES

HUNTINGTON WORLD INCOME FUND

CLASS A SHARES

TRUST SHARES

SUPPLEMENT DATED DECEMBER 6, 2013 TO THE HUNTINGTON INCOME

GENERATION FUND AND HUNTINGTON WORLD INCOME FUNDS’ PROSPECTUS

DATED FEBRUARY 28, 2013

NOTICE OF RENAMING OF TRUST SHARE CLASS TO

INSTITUTIONAL SHARE CLASS

At a meeting of The Huntington Funds’ Board of Trustees held on September 26, 2013, the Board approved the renaming of Trust Shares to Institutional Shares, with the change to take effect on December 13, 2013. The Institutional Share Class will retain the characteristics of the Trust Share Class. Effective December 13, 2013, please note all references to Trust Shares within the Prospectus will henceforth be referred to as Institutional Shares therein.